Operating expenses - Disclosure of expenses by nature (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Subcontracting costs	€ (15,585)	€ (15,857)
Cost of supplies and consumable materials	(1,638)	(1,510)
Personnel expenses other than share-based compensation	(11,002)	(11,652)
Share-based compensation	(1,706)	(1,401)
Personnel expenses	(12,708)	(13,053)
Non-scientific advisory and consulting	(2,058)	(2,194)
Leasing and maintenance	(1,200)	(915)
Travel expenses and meeting attendance	(423)	(323)
Marketing, communication and public relations	(180)	(176)
Scientific advisory and consulting	(933)	(561)
Other purchases and external expenses	(1,135)	(1,166)
Depreciation and amortization	(1,146)	(3,645)
Intellectual property expenses	(696)	(638)
Other income and (expenses), net	(956)	(562)
Operating expenses	(38,657)	(40,597)
R&D
Statement Line Items [Line Items]
Subcontracting costs	(15,585)	(15,857)
Cost of supplies and consumable materials	(1,485)	(1,410)
Personnel expenses other than share-based compensation	(7,532)	(7,781)
Share-based compensation	(1,175)	(905)
Personnel expenses	(8,707)	(8,686)
Non-scientific advisory and consulting	(124)	(532)
Leasing and maintenance	(490)	(470)
Travel expenses and meeting attendance	(272)	(180)
Marketing, communication and public relations	(16)	(34)
Scientific advisory and consulting	(933)	(561)
Other purchases and external expenses	(10)	(13)
Depreciation and amortization	(643)	(3,044)
Intellectual property expenses	(568)	(570)
Other income and (expenses), net	(242)	(98)
Operating expenses	(29,076)	(31,453)
G&A
Statement Line Items [Line Items]
Subcontracting costs	0	0
Cost of supplies and consumable materials	(153)	(100)
Personnel expenses other than share-based compensation	(3,470)	(3,871)
Share-based compensation	(531)	(496)
Personnel expenses	(4,001)	(4,367)
Non-scientific advisory and consulting	(1,934)	(1,662)
Leasing and maintenance	(710)	(445)
Travel expenses and meeting attendance	(151)	(143)
Marketing, communication and public relations	(164)	(142)
Scientific advisory and consulting	0	0
Other purchases and external expenses	(1,125)	(1,153)
Depreciation and amortization	(503)	(601)
Intellectual property expenses	(128)	(68)
Other income and (expenses), net	(714)	(464)
Operating expenses	€ (9,582)	€ (9,144)